Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2017	2016
Cost
At 1 January	11,805	12,236
Exchange adjustments	336	(544)
Acquisitions	83	247
Deletions	(61)	(134)
At 31 December	12,163	11,805
Impairment losses
At 1 January	611	609
Exchange adjustments	1	5
Deletions	—	(3)
At 31 December	612	611
Net book amount at 31 December	11,551	11,194
Net book amount at 1 January	11,194	11,627
Impairment review of goodwill

		$ million
Goodwill at 31 December	2017	2016
Upstream	7,728	7,726
Downstream	3,758	3,401
Other businesses and corporate	65	67
	11,551	11,194

Schedule of goodwill

						$ million
			2017			2016
	Lubricants	Other	Total	Lubricants	Other	Total
Goodwill	2,849	909	3,758	2,571	830	3,401

		$ million
	2017	2016
Goodwill	7,728	7,726
Excess of recoverable amount over carrying amount	27,705	26,035